PROPERTY AND EQUIPMENT, ASSETS HELD FOR SALE AND OEM COST RECOVERIES (Tables)	12 Months Ended
Mar. 31, 2020
PROPERTY AND EQUIPMENT, ASSETS HELD FOR SALE AND OEM COST RECOVERIES [Abstract]
Capital Expenditures
The Company made capital expenditures as follows:

	Successor	Predecessor
	Five Months Ended March 31, 2020	Seven Months Ended October 31, 2019

			Fiscal Year Ended March 31,
			2019	2018
Number of aircraft delivered:
Medium (1)	—	—	1	5
SAR aircraft	2	2	—	—
Total aircraft	2	2	1	5
Capital expenditures (in thousands):
Aircraft and related equipment (2)	$35,767	$38,386	$35,315	$32,418
Other	348	3,188	5,587	13,869
Total capital expenditures	$36,115	$41,574	$40,902	$46,287

(1)	During fiscal year 2019, the Company purchased an aircraft that was not on order that was previously leased.

(2)
During the seven months ended October 31, 2019 (Predecessor), the Company took delivery of two U.K. SAR configured AW189 and during the five months ended March 31, 2020 (Successor), the Company took delivery of an additional two U.K. SAR configured AW189. During fiscal year 2019, the Company did not make any progress payments for aircraft to be delivered in future periods. During fiscal year 2018 (Predecessor), the Company spent $2.3 million on progress payments for aircraft to be delivered in future periods.

Sold or Disposed of and Impairments on Assets Held for Sale
The following table presents details on the aircraft sold or disposed of and impairments on assets held for sale:

	Successor	Predecessor
	Five Months Ended March 31, 2020	Seven Months Ended October 31, 2019

			Fiscal Year Ended March 31,
			2019	2018
		(In thousands, except for number of aircraft)
Number of aircraft sold or disposed of	5	3	8	11
Proceeds from sale or disposal of assets	$13,845	$5,314	$13,813	$48,740
Deposits on assets held for sale	$4,500	$—	$—	$—
Loss from sale or disposal of assets (1)	$451	$3,768	$4,995	$1,742

Number of aircraft impaired	—	14	5	8
Impairment charges on aircraft held for sale (1) (2)	$—	$—	$8,149	$15,853
Impairment charges on property and equipment (3)	$—	$42,022	$104,939	$—
Contract termination costs (1) (4)	$—	$—	$14,699	$—
Fresh-start accounting adjustment (5)	$—	$768,630	$—	$—

(1)	Included in loss on disposal of assets on the consolidated statements of operations.

(2)	Includes a $6.5 million impairment of the Bristow Academy disposal group for fiscal year 2018 (Predecessor).

(3)
Includes $42.0 million impairment related to H225s for the seven months ended October 31, 2019 (Predecessor). Includes an $87.5 million impairment related to H225s and a $17.5 million impairment related to Eastern Airways assets for fiscal year 2019 (Predecessor), included in loss on impairment on the consolidated statements of operations. See “Impairment of Assets” in Note 1 for further details.

(4)
Includes $11.7 million of progress payments and $2.3 million of capitalized interest for an aircraft purchase contract that was terminated in fiscal year 2019 (Predecessor). Additionally, $0.5 million of progress payments and $0.2 million of capitalized interest for aircraft options were terminated in fiscal year 2019 (Predecessor). For further details, see Note 11.

(5)
In connection with the Company’s emergence from bankruptcy and the application of ASC 852, the Company adjusted property and equipment by $768.6 million to its fair value of $931.7 million at the Effective Date. See Note 3 for further details on the impact of fresh-start accounting on the Company’s consolidated financial statements.

In addition to capital expenditures and sale or disposal of assets, the following items impacted property and equipment during fiscal year 2019 (Predecessor):

•
In connection with the $87.5 million impairment of H225 aircraft, the Company revised its salvage values for each H225 aircraft. In accordance with accounting standards, the Company recognized the change in depreciation due to the reduction in carrying value and revision of salvage values on a prospective basis over the remaining life of the aircraft. This resulted in an additional $3.0 million of depreciation expense during fiscal year 2019 (Predecessor) and resulted in an increase of depreciation expense of $2.9 million for the seven months ended October 31, 2019 (Predecessor).

•
The Company revised the salvage values of certain aircraft to reflect its expectation of future sales values given its disposal plans for those aircraft. The Company recorded additional depreciation expense of $1.4 million during fiscal year 2019 (Predecessor).

•
The Company transferred two aircraft and other properties to held for sale and reduced property and equipment by $1.5 million. In addition, the Company transferred three aircraft out of held for sale, as they were determined to no longer meet the criteria for held for sale classification, and increased property and equipment by $8.2 million.

In addition to capital expenditures and sale or disposal of assets, the following items impacted property and equipment during fiscal year 2018 (Predecessor):

•	The Company transferred four aircraft to held for sale and reduced property and equipment by $9.3 million.